Investment Objectives and Goals - iShares 0-1 Year TIPS Bond ETF	Nov. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 0-1 YEAR TIPS BOND ETF Ticker: ICPIStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 0-1 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than or equal to one year.